Risk Management Policy - Schedule of Financial Debt Structure Detailed by Interest Rates Net of Hedging Derivative Instruments (Detail)	Dec. 31, 2017	Dec. 31, 2016
Fixed Interest Rate [Member] | Interest Rate Risk [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Fixed interest rate	92.00%	92.00%